Income taxes (Details Narrative)		3 Months Ended			12 Months Ended
		Mar. 31, 2023 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 USD ($)
Foreign income tax rate	[1]				(13.30%)	(13.30%)	0.10%
Taxable income		$ 985		$ 5,823	$ 17,422		$ 48,141
Operating losses carry forward		5,200,000			4,400,000		4,800,000
Deferred tax assets, operating losses carry forward		854,539			749,309		812,715
Singapore Subsidiaries [Member]
Deferred tax assets, operating losses carry forward		$ 900,000			$ 700,000		800,000
VIET NAM
Foreign income tax rate		20.00%	20.00%		20.00%	20.00%
Operating losses carry forward		$ 18,000			$ 18,000		19,000
Deferred tax assets, operating losses carry forward		$ 4,000			$ 4,000		$ 4,000
Operating losses carry forward description		The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027.	The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027.		The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027.	The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027.
MALAYSIA
Foreign income tax rate		24.00%	24.00%		24.00%	24.00%
Operating losses carry forward		$ 15,000			$ 15,000
Deferred tax assets, operating losses carry forward		$ 4,000			$ 4,000
SINGAPORE
Foreign income tax rate		17.00%	17.00%		17.00%	17.00%
Income tax description		The applicable tax rate is	The applicable tax rate is		The applicable tax rate is 17% in Singapore, with 75% of the first $7,255 (SGD 10,000) taxable income and 50% of the next $137,842 (SGD 190,000) taxable income are exempted from income tax.	The applicable tax rate is 17% in Singapore, with 75% of the first $7,255 (SGD 10,000) taxable income and 50% of the next $137,842 (SGD 190,000) taxable income are exempted from income tax.
SINGAPORE | 75% [Member]
Taxable income		$ 7,503	$ 10,000		$ 7,255	$ 10,000
SINGAPORE | 50% [Member]
Taxable income		$ 142,549	$ 190,000		$ 137,842	$ 190,000

[1]	It is due to tax rate difference of the entities incorporated in Vietnam and British Virgin Islands.